Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans through December 31, 2021 and 2020:

	2021			2020
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	5,417	54.90	297	4,742	51.20	243
Granted
Restricted awards	1,456	72.05	105	1,668	60.19	100
Performance awards	429	72.71	31	457	62.03	28
Vested	(1,258)	50.94	(64)	(1,149)	50.55	(58)
Forfeited	(417)	62.50	(26)	(301)	54.14	(16)
Unvested shares at December 31	5,627	60.96	343	5,417	54.90	297

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2021:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    Beginning in 2020, the annual incentives for the Alcon CEO and ATLs no longer include deferrals of compensation in the form of equity-based awards subject to the provisions of this plan. No grants were issued under this plan in 2021 and 2020.